Income Taxes - Schedule of Income Tax Expense (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Provision
Domestic	$ 377	$ (6)	$ 61
Foreign	72	941	654
Total Current Provision	449	935	715
Deferred Provision
Domestic
Foreign
Total Deferred Provision
Total Provision for Income Taxes	$ 449	$ 935	$ 715